Loan Payable - Disclosure of detailed information about loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Loans payable, balance at beginning of period	$ 32,752	$ 40,489
Loss on debt modification and settlement	(783)	314
Interest accretion	3,814	5,091
Repayment	(34,660)	(10,000)
Interest paid	(2,655)	(3,142)
Proceeds from credit facility	35,000
Financing costs	(484)	(60)
Loans payable, balance at end of period	34,550	32,752
Sprott Credit Facility
Disclosure of detailed information about borrowings [line items]
Loans payable, balance at beginning of period	32,752	40,489
Loss on debt modification and settlement	(783)	(314)
Interest accretion	2,624	5,091
Repayment	(34,660)	(10,000)
Interest paid	(1,496)	(3,142)
Proceeds from credit facility	0
Financing costs	(3)
Loans payable, balance at end of period	0	32,752
Franco-Nevada Credit Facility
Disclosure of detailed information about borrowings [line items]
Loans payable, balance at beginning of period	0	0
Loss on debt modification and settlement	0	0
Interest accretion	1,190	0
Repayment	0	0
Interest paid	(1,159)	0
Proceeds from credit facility	35,000
Financing costs	(481)
Loans payable, balance at end of period	$ 34,550	$ 0